Income Taxes - Schedule of Deferred Income Tax Liability (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Allowance for doubtful accounts	$ (122,149)	$ (132,497)
Advances from customers	203,189	87,666
Total deferred tax assets	81,040	(44,831)
Deferred tax liabilities:
Total deferred tax liabilities	3,554,304	3,624,051
Deferred tax liabilities, net	3,473,264	3,668,882
Property, plant and equipment [Member]
Deferred tax liabilities:
Total deferred tax liabilities	3,002,952	3,089,311
Intangible assets from Grupo San [Member]
Deferred tax liabilities:
Total deferred tax liabilities	431,195	415,850
Provisions [Member]
Deferred tax liabilities:
Total deferred tax liabilities	70,570	71,068
Prepaid expenses [Member]
Deferred tax liabilities:
Total deferred tax liabilities	$ 49,587	$ 47,822